Note 5 - Fair Value of Financial Instruments - Fair Value of Available-for-sale Securities (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Total	$ 76,576,286	$ 77,554,999
Less than 1 year	29,716,134
1-3 years	22,784,235
3-5 years	$ 24,075,917